Commitments and Contingencies - Additional Information (Details) - USD ($)							1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2023	Mar. 23, 2022	May 28, 2021	Apr. 14, 2020	Jan. 31, 2020	Nov. 02, 2017	Jan. 31, 2020	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Product Liability Contingency [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of specialty ingredient					8 years	11 years	8 years
Remaining amount of minimum royalties							$ 1,148,564		$ 3,878,449
Arbitrator's award with fees and cost including applicable interest		$ 1,127,024
Provision		$ 1,127,024
Legal proceeding provisions								$ 600,000	$ 600,000	$ 600,000
Litigation settlement amount								$ 0
Subsequent Event
Product Liability Contingency [Line Items]
Litigation settlement amount	$ 500,000
CEO
Product Liability Contingency [Line Items]
Percentage of royalties payable								1.00%	1.00%
Provision								$ 606,346	$ 362,809	$ 1,489,854
Jane Goodall Institute
Product Liability Contingency [Line Items]
Percentage of net sales				5.00%
Term of agreement				two-year
Moonbug Entertainment Limited | License Agreements
Product Liability Contingency [Line Items]
Minimum guaranteed payments			$ 200,000
Additional minimum guaranteed payments			$ 200,000
License agreement expiry date			Dec. 31, 2023
Agreement additional extending term			three years
Sprout Foods, Inc.
Product Liability Contingency [Line Items]
Equity interest acquired								50.10%	50.10%